Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 18.	Income Taxes

Substantially all of the Company’s taxable income from continuing operations is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense (benefit) attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculated income tax in accordance with local tax law and regulations.

The statutory tax rate applicable to the subsidiaries located in the ROC is 17%. An additional 10% corporate income tax is assessed on undistributed income for the entities in the ROC, but only to the extent such income is not distributed or set aside as legal reserve before the end of the following year. The 10% surtax is recorded in the period the income is earned, and the reduction in the surtax liability is recognized in the period the distribution to shareholders or the setting aside of legal reserve is finalized in the following year.

In accordance with the ROC Statute for Upgrading Industries, Himax Taiwan’s capital increase in June 2009 as well as Himax Semiconductor’s newly incorporated investment in August 2004 and October 2009 related to the manufacturing of a newly designed TFT-LCD driver and were approved by the government authorities for income tax exemptions as a result of investing in a newly emerging, important and strategic industry. Himax Taiwan’s capital increase in November 2009 related to the electronic parts and components manufacturing was approved by the government authorities for income tax exemptions. The incremental income derived from selling the above new product is tax-exempt for a period of five years.

The Company is entitled to the following income tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
June 5, 2009	January 1, 2014-December 31, 2018
November 12, 2009	January 1, 2014-December 31, 2018
Himax Semiconductor:
August 26, 2004	January 1, 2009-December 31, 2013
October 9, 2009	January 1, 2014-December 31, 2018

The income tax exemption resulted in an income tax benefit of $2,392 thousand, $2,843 thousand and $1,759 thousand and the increase to basic and diluted earnings per ordinary share effect resulting from the income tax exemption is $0.01, $0.01 and $0.01 for the years ended December 31, 2013, 2014 and 2015, respectively.

Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Taiwan operations	$77,130	69,532	28,349
Cayman operations	(57)	16,996	4,363
US operations	(2,251)	(2,248)	(719)
China operations	506	1,105	825
Korea operations	55	91	33
Japan operations	17	18	16
	$75,400	85,494	32,867

The components of the income tax expense (benefit) attributable to income from continuing operations before taxes for the years ended December 31, 2013, 2014 and 2015 consist of the following:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$5,126	8,928	1,467
Taiwan operations – 10% of surtax	6,497	8,398	5,405
Cayman operations	-	-	-
US operations	156	83	24
China operations	270	347	338
Korea operations	11	12	17
Japan operations	7	7	6
Total current income tax expense	12,067	17,775	7,257
Deferred:
Taiwan operations – based on statutory tax rate of 17%	6,593	3,633	4,527
Taiwan operations – 10% of surtax	853	186	(287)
US operations	4	3	(18)
China operations	(36)	(2)	(68)
Korea operations	(5)	(4)	(6)
Total deferred income tax expense	7,409	3,816	4,148
Income tax expense	$19,476	21,591	11,405

Since the Company is based in the Cayman Islands, a tax-free country, domestic tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.

The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2013, 2014 and 2015 are as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$(669)	732	(546)
Tax expenses of unrealized foreign exchange gain	46	2,142	512
Tax expenses (benefits) of allowance for doubtful accounts	15	(57)	2,304
Tax expenses of used investment tax credits	5,985	1,431	3,337
Tax expenses (benefits) of advanced share-based compensation deductions	2,032	(432)	(1,459)
	$7,409	3,816	4,148

The applicable combined tax rate was 23.85%, consisting of an aggregate calculation of the 17% regular income tax and the 10% undistributed earning surtax.

The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% of earnings before income taxes and the actual income tax expense as reported in the consolidated statements of income for the years ended December 31, 2013, 2014 and 2015 are summarized as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Expected income tax expense	$12,818	14,534	5,587
Tax on undistributed retained earnings	4,700	6,814	3,011
Tax-exempted income	(2,392)	(2,843)	(1,759)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(558)	(651)	(839)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	-	(489)	(2,157)
Increase in investment tax credits	-	(4,525)	(4,242)
Increase in deferred tax asset valuation allowance	3,146	4,038	6,640
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(215)	305	915
Tax effect resulting from foreign currency matters	2,278	5,593	3,583
Foreign tax rate differential	612	(2,143)	(454)
Variance from audits, amendments and examinations of prior years’ income tax filings	(1,376)	37	793
Others	463	921	327
Actual income tax expense	$19,476	21,591	11,405

The amount of income tax expense (benefit) for the years ended December 31, 2013, 2014 and 2015 was allocated as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Income from continuing operations	$19,476	21,591	11,405
Other comprehensive gain (loss)	(99)	43	(168)
Excess tax benefits allocated to additional paid-in capital from share-based compensation	(1,271)	(1,232)	(771)
	$18,106	20,402	10,466

As of December 31, 2014 and 2015, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2014	2015
	(in thousands)
Deferred tax assets:
Inventory	$5,860	5,262
Allowance for doubtful accounts	2,342	49
Unused investment tax credits	4,665	1,328
Unused loss carryforward-regular tax	29,369	32,098
Unused loss carryforward-undistributed earnings tax	11,223	11,861
Other	1,604	2,484
Total gross deferred tax assets	55,063	53,082
Less: valuation allowance	(40,966)	(44,320)
Net deferred tax assets	14,097	8,762
Deferred tax liabilities:
Unrealized foreign exchange gain	(2,193)	(2,709)
Advanced share-based compensation deductions	(1,600)	(141)
Prepaid pension cost	(414)	(413)
Acquired intangible assets	(1,806)	(1,573)
Other	(64)	(10)
Total gross deferred tax liabilities	(6,077)	(4,846)
Net deferred tax assets	$8,020	3,916

As of December 31, 2015, the Company has not provided for income taxes on the undistributed earnings of approximately $620,390 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. This amount becomes taxable when the ultimate parent company, Himax Technologies, Inc., executes other investments, share buybacks or shareholder dividends to be funded by cash distribution by its foreign subsidiaries. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings because of the complexities of the hypothetical calculation.

The activity in the valuation allowance for deferred tax assets for the years ended December 31, 2013, 2014 and 2015 follows:

	Balance at	Additions-	Deductions-	Expirations
	beginning	Charges to	Charges to	and	Others	Balance at
Period	of year	earnings	earnings	Forfeitures	(Note)	end of year
	(in thousands)

Year 2013	$44,995	4,698	(1,552)	(10,183)	389	38,347
Year 2014	$38,347	5,445	(1,407)	(187)	(1,232)	40,966
Year 2015	$40,966	6,640	-	(2,141)	(1,145)	44,320

Note: Others represent the effect resulting from exchange rates and changes in consolidated entities.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and operating loss and tax credit carryforwards are available to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment; however, the Company is not relying on significant tax-planning strategies. Over half of the deferred tax assets recognized net of the valuation allowance are dependent upon the projected future taxable income. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of the deferred tax assets, net of the valuation allowance at December 31, 2015. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Each entity within the Company files separate standalone income tax return. Except for Himax Taiwan, Himax Semiconductor, Himax Korea, Himax Japan, Himax Technologies (Suzhou) Co., Ltd., Himax Technologies (Shenzhen) Co., Ltd., and Himax Imaging Corp., most of other subsidiaries of the Company have generated tax losses since their inception; therefore, a valuation allowance of $40,966 thousand and $44,320 thousand as of December 31, 2014 and 2015, respectively, was provided to reduce their deferred tax assets (consisting primarily of operating loss carryforward and unused investment tax credits) to zero because management believes it is unlikely that these tax benefits will be realized. For the year ended December 31, 2013, 2014 and 2015, Himax Media Solution, Inc. realized a tax benefit of $143 thousand, $1,221 thousand and nil, respectively, related an unused loss carryforward that was previously offset by a valuation allowance.

Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years is available to be deducted from tax income for Taiwan operations. The statutory losses would be deducted for undistributed earnings tax and were not subject to expiration for Taiwan operations.

As of December 31, 2015, the Company’s unused operating loss carryforward for regular tax were as follows:

	Deductible amount	Tax effect	Expiration year
	(in thousands)

Taiwan operations	$78,349	$13,319	2016~2020
	87,634	14,898	2021~2025
Hong Kong operations	1,811	299	Indefinitely
US operations	9,084	3,582	2024~2035
		$32,098

According to the ROC Statute for Upgrading Industries, which expired on December 31, 2009, investments in shares originally issued by ROC domestic companies that belong to newly emerging, important and strategic industries, entitles the Company after a three-year holding period to an income tax credit of twenty percent of the price paid for the acquisition of such shares. These credits may be applied over a period of five years. The amount of the tax credit that may be applied in any year, except the final year, is limited to 50% of the income tax payable for that year. There is no limitation on the utilization of the amount of investment tax credit to offset the income tax payable in the final year. All remaining tax credits under this program were utilized by December 31, 2015.

On May 12, 2010, the Statute for Industrial Innovation was promulgated in the ROC, which became effective on the same date except for the provision relating to income tax incentives which went into effect retroactively on January 1, 2010. The Statute for Industrial Innovation entitles companies to investment tax credits for research and development expenses related to innovation activities but limits the amount of investment tax credit to only 15% of the total research and development expenditure for the current year, subject to a cap of 30% of the income tax payable for the current year. Moreover, any unused investment tax credits provided under the Statute for Industrial Innovation cannot be carried forward. Based on the amendments to the Statute for Industrial Innovation, effective from January 1, 2016 to December 31, 2019, if the Company chooses to extend the tax credits to three years, the tax credit rate will be 10% of the total research and development expenditure for the current year and subject to a cap of 30% of the income tax payable for each year. The investment tax credits generated were nil, $4,525 thousand and $4,242 thousand for the years ended December 31, 2013, 2014 and 2015, respectively. All tax credits generated under this program have been utilized.

As of December 31, 2015, all of the Company’s unused investment tax credits were as follows:

	Tax effect
	(in thousands)	Expiration year

US operations	$1,328	2020~2034

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2013	2014	2015
	(in thousands)

Balance at beginning of year	$791	483	788
Increase related to prior year tax positions	-	368	292
Decrease related to prior year tax positions	(184)	-	-
Increase related to current year tax positions	-	-	630
Settlements	(93)	-	(368)
Lapse of statute of limitations	(31)	(63)	(7)
Balance at end of year	$483	788	1,335

Included in the balance of total unrecognized tax benefits at December 31, 2014 and 2015, are potential benefits of $788 thousand and $1,335 thousand, respectively that if recognized, would reduce the Company’s effective tax rate. The interest and penalties related to unrecognized tax benefits recorded by the Company were nil, $110 thousand and nil for the years ended December 31, 2013, 2014 and 2015, respectively, and were recognized as a component of income tax expense. As of December 31, 2014 and 2015, the accrued interest and penalties were $110 thousand and $106 thousand, respectively. Interest and penalties are not included in the tabular roll-forward of unrecognized tax benefits above.

The Company’s major taxing jurisdiction is Taiwan. All Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2013. The income tax returns of 2014 for all Taiwan subsidiaries are open to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company's unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2015.